Equity Incentive Plan (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 02, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plan (Details) [Line Items]
Shares remained available for grant (in Shares)		2,300,000
Weighted average grant date fair value of stock option awards granted (in Dollars per share)		$ 1.50	$ 0.11	$ 0.05	$ 0.35
Intrinsic value options exercised		$ 500,000		$ 211,019
Intrinsic value options outstanding		27,100,000		9,438,695
Intrinsic value options exercisable		$ 14,500,000		5,270,372
Stock-based compensation for option granted and outstanding				$ 710,852
Remaining weighted average requisite service period				1 year
Options exercised (in Shares)		126,876
Weighted average requisite service period		2 years 7 months 6 days
Stock based compensation for stock options, description		the Company granted 727,922 stock options to the Chief Executive Officer (“CEO”) under the 2020 Plan with an exercise price of $3.00 per share. The options vest based on the CEO’s continued service in addition to the following terms:• 317,688 options vest in full when the closing price of the Company’s common stock reaches or exceeds $9.00 per share for a minimum of 20 consecutive trading days. These options expire on March 3, 2031.• 46,273 options vest in full when the closing price of the Company’s common stock reaches or exceeds $9.00 per share for 20 out of 30 trading days after the Company becomes listed on the New York Stock Exchange or Nasdaq. These options expire on March 22, 2026.• 363,961 options vest in full when the closing price of the Company’s common stock reaches or exceeds $13.50 per share for 20 out of 30 trading days after the Company becomes listed on the New York Stock Exchange or Nasdaq. These options expire on March 22, 2026.
Share based compensation fair value, description		The Company’s assumptions for expected volatility, closing price and risk-free rate were 50.0%, $3.00 and 0.77%, respectively. The aggregate estimated fair value of the options was $0.4 million. The Company recognized $10,000 and $16,000 in share-based expense for the three and six months ended June 30, 2021, respectively. As of June 30, 2021, there was $0.2 million of unrecognized compensation costs which the Company plans to recognize over a weighted average period of 2.5 years. Also, as of June 30, 2021 there is an additional $0.2 million of unrecognized compensation cost which the Company will begin to recognize when it becomes probable the Company will be listed on either the New York Stock Exchange or Nasdaq.
2020 Equity incentive Plan [Member]
Equity Incentive Plan (Details) [Line Items]
Options contractual life		10 years		10 years
Vesting period		4 years		4 years
Number of shares equal percentage				5.00%
Shares remained available for grant (in Shares)		33,783		600,102
Number of shares equal percentage	5.00%
Common stock issuance (in Shares)		643,761